UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015
Statement of Comprehensive Income [Abstract]
Net income	$ 59,534	$ 35,225	$ 110,614	$ 112,562
Other comprehensive income:
Unrealized net gain (loss) on qualifying cash flow hedging instruments	2,021	(5,815)	2,747	(9,289)
Amount reclassified from accumulated other comprehensive income (loss) to statements of operations	0	0	409	0
Other comprehensive income (loss)	2,021	(5,815)	3,156	(9,289)
Comprehensive income	61,555	29,410	113,770	103,273
Comprehensive income attributable to:
Partners’ capital in Golar LNG Partners LP	58,017	26,853	103,884	95,663
Non-controlling interest	$ 3,538	$ 2,557	$ 9,886	$ 7,610